Contents of Significant Accounts - Deferred Government Grants (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Miscellaneous Liabilities [Abstract]
Beginning balance	$ 2,547,022		$ 4,677,444
Arising during the period	2,131,264		591,086
Other operating income	(841,091)	$ (25,651)	(2,663,843)	$ (4,163,746)
Exchange effect	123,833		(57,665)
Ending balance	3,961,028		2,547,022	4,677,444
Current (classified under other current liabilities)	906,935		717,457
Non-current (classified under other noncurrent liabilities)	3,054,093		1,829,565
Total	$ 3,961,028		$ 2,547,022	$ 4,677,444